Annual Fund Operating Expenses	Jul. 28, 2025
AlphaCentric Income Opportunities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
AlphaCentric Income Opportunities Fund | AlphaCentric Income Opportunities Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.30%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.90%
Component2 Other Expenses	1.18%
Other Expenses (as a percentage of Assets):	2.08%
Expenses (as a percentage of Assets)	3.63%
Fee Waiver or Reimbursement	(0.99%)	[1]
Net Expenses (as a percentage of Assets)	2.64%
AlphaCentric Income Opportunities Fund | AlphaCentric Income Opportunities Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.30%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.90%
Component2 Other Expenses	1.18%
Other Expenses (as a percentage of Assets):	2.08%
Expenses (as a percentage of Assets)	4.38%
Fee Waiver or Reimbursement	(0.99%)	[1]
Net Expenses (as a percentage of Assets)	3.39%
AlphaCentric Income Opportunities Fund | AlphaCentric Income Opportunities Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.30%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.90%
Component2 Other Expenses	1.18%
Other Expenses (as a percentage of Assets):	2.08%
Expenses (as a percentage of Assets)	3.38%
Fee Waiver or Reimbursement	(0.99%)	[1]
Net Expenses (as a percentage of Assets)	2.39%
Alphacentric Life Sciences And Healthcare Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
Alphacentric Life Sciences And Healthcare Fund | Alphacentric Life Sciences And Healthcare Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.57%
Other Expenses (as a percentage of Assets):	0.62%
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	2.13%
Fee Waiver or Reimbursement	(0.42%)	[3]
Net Expenses (as a percentage of Assets)	1.71%
Alphacentric Life Sciences And Healthcare Fund | Alphacentric Life Sciences And Healthcare Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.57%
Other Expenses (as a percentage of Assets):	0.62%
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	2.88%
Fee Waiver or Reimbursement	(0.42%)	[3]
Net Expenses (as a percentage of Assets)	2.46%
Alphacentric Life Sciences And Healthcare Fund | Alphacentric Life Sciences And Healthcare Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.57%
Other Expenses (as a percentage of Assets):	0.62%
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	1.88%
Fee Waiver or Reimbursement	(0.42%)	[3]
Net Expenses (as a percentage of Assets)	1.46%
AlphaCentric Premium Opportunity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
AlphaCentric Premium Opportunity Fund | AlphaCentric Premium Opportunity Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.51%
Acquired Fund Fees and Expenses	0.04%	[4]
Expenses (as a percentage of Assets)	2.55%
Fee Waiver or Reimbursement	(0.27%)	[5]
Net Expenses (as a percentage of Assets)	2.28%
AlphaCentric Premium Opportunity Fund | AlphaCentric Premium Opportunity Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.51%
Acquired Fund Fees and Expenses	0.04%	[4]
Expenses (as a percentage of Assets)	3.30%
Fee Waiver or Reimbursement	(0.27%)	[5]
Net Expenses (as a percentage of Assets)	3.03%
AlphaCentric Premium Opportunity Fund | AlphaCentric Premium Opportunity Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.51%
Acquired Fund Fees and Expenses	0.04%	[4]
Expenses (as a percentage of Assets)	2.30%
Fee Waiver or Reimbursement	(0.27%)	[5]
Net Expenses (as a percentage of Assets)	2.03%
AlphaCentric Robotics and Automation Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
AlphaCentric Robotics and Automation Fund | AlphaCentric Robotics and Automation Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.11%
Component2 Other Expenses	1.23%
Other Expenses (as a percentage of Assets):	1.34%
Expenses (as a percentage of Assets)	2.84%
Fee Waiver or Reimbursement	(1.08%)	[6]
Net Expenses (as a percentage of Assets)	1.76%
AlphaCentric Robotics and Automation Fund | AlphaCentric Robotics and Automation Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.11%
Component2 Other Expenses	1.23%
Other Expenses (as a percentage of Assets):	1.34%
Expenses (as a percentage of Assets)	3.59%
Fee Waiver or Reimbursement	(1.08%)	[6]
Net Expenses (as a percentage of Assets)	2.51%
AlphaCentric Robotics and Automation Fund | AlphaCentric Robotics and Automation Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.11%
Component2 Other Expenses	1.23%
Other Expenses (as a percentage of Assets):	1.34%
Expenses (as a percentage of Assets)	2.59%
Fee Waiver or Reimbursement	(1.08%)	[6]
Net Expenses (as a percentage of Assets)	1.51%
AlphaCentric Symmetry Strategy Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
AlphaCentric Symmetry Strategy Fund | AlphaCentric Symmetry Strategy Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.35%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.62%
Acquired Fund Fees and Expenses	0.12%	[7]
Expenses (as a percentage of Assets)	2.34%
Fee Waiver or Reimbursement	(0.37%)	[8]
Net Expenses (as a percentage of Assets)	1.97%	[9]
AlphaCentric Symmetry Strategy Fund | AlphaCentric Symmetry Strategy Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.35%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.62%
Acquired Fund Fees and Expenses	0.12%	[7]
Expenses (as a percentage of Assets)	3.09%
Fee Waiver or Reimbursement	(0.37%)	[8]
Net Expenses (as a percentage of Assets)	2.72%	[9]
AlphaCentric Symmetry Strategy Fund | AlphaCentric Symmetry Strategy Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.62%
Acquired Fund Fees and Expenses	0.12%	[7]
Expenses (as a percentage of Assets)	2.09%
Fee Waiver or Reimbursement	(0.37%)	[8]
Net Expenses (as a percentage of Assets)	1.72%	[9]
AlphaCentric Real Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
AlphaCentric Real Income Fund | AlphaCentric Real Income Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.66%
Acquired Fund Fees and Expenses	0.02%	[10]
Expenses (as a percentage of Assets)	2.43%
Fee Waiver or Reimbursement	(0.67%)	[11]
Net Expenses (as a percentage of Assets)	1.76%
AlphaCentric Real Income Fund | AlphaCentric Real Income Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.66%
Acquired Fund Fees and Expenses	0.02%	[10]
Expenses (as a percentage of Assets)	3.18%
Fee Waiver or Reimbursement	(0.67%)	[11]
Net Expenses (as a percentage of Assets)	2.51%
AlphaCentric Real Income Fund | AlphaCentric Real Income Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.66%
Acquired Fund Fees and Expenses	0.02%	[10]
Expenses (as a percentage of Assets)	2.18%
Fee Waiver or Reimbursement	(0.67%)	[11]
Net Expenses (as a percentage of Assets)	1.51%

[1]	AlphaCentric Advisors LLC (the “Advisor”) has contractually agreed to waive advisory fees and/or reimburse expenses of the Fund to the extent necessary to limit total annual fund operating expenses (excluding brokerage costs; underlying fund expenses; borrowing costs, such as (a), interest and (b) dividends on securities sold short; taxes; and, extraordinary expenses) at 1.74%, 2.49% and 1.49% of the Class A shares, Class C shares and Class I shares, respectively, through July 31, 2026. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Advisor, by the Advisor with the consent of the Board of Trustees, or upon the termination of the advisory agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) so long as such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense limitation at the time such expenses were waived and (ii) the Fund’s current expense limitation at the time of recoupment.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[3]	AlphaCentric Advisors LLC (the “Advisor”) has contractually agreed to waive advisory fees and/or reimburse expenses of the Fund to the extent necessary to limit total annual fund operating expenses (excluding brokerage costs; underlying fund expenses; borrowing costs, such as (a), interest and (b) dividends on securities sold short; taxes; and, extraordinary expenses) at 1.65%, 2.40% and 1.40% of the Class A shares, Class C shares and Class I shares, respectively, through July 31, 2026. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Advisor, by the Advisor with the consent of the Board of Trustees, or upon the termination of the advisory agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) so long as such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense limitation at the time such expenses were waived, and (ii) the Fund’s current expense limitation at the time of recoupment.
[4]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[5]	AlphaCentric Advisors LLC (the “Advisor”)’ has contractually agreed to waive advisory fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding brokerage costs; underlying fund expenses; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes and, extraordinary expenses) at 2.24%, 2.99% and 1.99% for Class A shares, Class C shares and Class I shares, respectively, through July 31, 2026. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Advisor, by the Advisor with the consent of the Board of Trustees, or upon the termination of the advisory agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) so long as such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense limitation at the time such expenses were waived and (ii) the Fund’s current expense limitation at the time of recoupment.
[6]	AlphaCentric Advisors LLC (the “Advisor”) has contractually agreed to waive advisory fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses, such as litigation) at 1.65%, 2.40% and 1.40% for Class A shares, Class C shares and Class I shares, respectively, through July 31, 2026. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Advisor, by the Advisor with the consent of the Board of Trustees, or upon the termination of the advisory agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three fiscal years after the fees have been waived or reimbursed) so long as such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense limitation at the time such expenses were waived and (ii) the Fund’s current expense limitation at the time of recoupment.
[7]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[8]	AlphaCentric Advisors LLC (the “Advisor”)has contractually agreed to waive advisory fees and/or reimburse expenses of the Fund to the extent necessary to limit total annual fund operating expenses (excluding brokerage costs; underlying fund expenses; borrowing costs, such as (a), interest and (b) dividends on securities sold short; taxes; and, extraordinary expenses) at 1.85%, 2.60% and 1.60% of the Class A shares, Class C shares and Class I shares, respectively, through July 31, 2026. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Advisor, by the Advisor with the consent of the Board of Trustees, or upon the termination of the advisory agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) so long as such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense limitation at the time such expenses were waived, and (ii) the Fund’s current expense limitation at the time of recoupment.
[9]	The 1.00% maximum deferred sales charge may be assessed in the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge) on shares redeemed within eighteen months of purchase.
[10]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[11]	AlphaCentric Advisors LLC (the “Advisor”) has contractually agreed to waive advisory fees and/or reimburse expenses of the Fund to the extent necessary to limit total annual fund operating expenses (excluding brokerage costs; underlying fund expenses; borrowing costs, such as (a), interest and (b) dividends on securities sold short; taxes; and, extraordinary expenses) at 1.74%, 2.49% and 1.49% of the Fund’s Class A shares, Class C shares, and Class I shares, respectively, through July 31, 2026. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Advisor, by the Advisor with the consent of the Board of Trustees, or upon the termination of the advisory agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) so long as such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense limitation at the time such expenses were waived and (ii) the Fund’s current expense limitation at the time of recoupment.